Cover	Jan. 27, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On January 29, 2026, Serve Robotics Inc. (the “Company”) filed a Current Report on Form 8-K with the U.S. Securities and Exchange Commission (the “Original 8-K”) to report the completion of its acquisition of Diligent Robotics, Inc. (“Diligent”) on January 27, 2026 pursuant to the Agreement and Plan of Merger, dated as of January 19, 2026, by and among the Company, Diligent, Delight Merger Sub, Inc., a Delaware corporation and direct wholly owned subsidiary of the Company, and Andrea Thomaz, an individual, solely in her capacity as the representative of the Indemnifying Securityholders (the “Transaction”).
Document Period End Date	Jan. 27, 2026
Entity File Number	001-42023
Entity Registrant Name	Serve Robotics Inc.
Entity Central Index Key	0001832483
Entity Tax Identification Number	85-3844872
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	730 Broadway
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94063
City Area Code	818
Local Phone Number	860-1352
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	SERV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false